UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 5000
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    November 22, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Apache Corp              Common    037411105      14907       185786   X                        185786
Approach Resources Inc   Common    03834A103      14277       840300   X                        840300
Cabot Oil & Gas          Common    127097103      25273       408229   X                        408229
Cameron International C  Common    13342B105      13255       319088   X                        319088
Canadian Natural Resour  Common    136385101      10350       353590   X                        353590
CenterPoint Energy Inc   Common    15189T107      21948      1118676   X                       1118676
Chevron Corp             Common    166764100      21893       236448   X                        236448
Devon Energy Corp        Common    25179M103      17843       321851   X                        321851
EOG Resources            Common    26875P101      15274       215099   X                        215099
El Paso Corporation      Common    28336L109      22340      1278016   X                       1278016
Endeavour International  Common    29259G200       4978       623756   X                        623756
Energen Corp             Common    29265N108       4584       112100   X                        112100
Exxon Mobil Corp         Common    30231G102      20197       278086   X                        278086
Global Geophysical Svcs  Common    37946S107       5582       700405   X                        700405
Halliburton Co           Common    406216101      13462       441096   X                        441096
Hess Corporation         Common    42809H107      16233       309429   X                        309429
MDU Res Group Inc Com    Common    552690109      13579       707600   X                        707600
Nabors Industries Ltd    Common    G6359F103       8869       723400   X                        723400
National Fuel Gas Co     Common    636180101      19421       398950   X                        398950
National-Oilwell Varco,  Common    637071101      16384       319875   X                        319875
Newfield Exploration Co  Common    651290108      11685       294400   X                        294400
Noble Energy Inc         Common    655044105      23447       331179   X                        331179
Occidental Petroleum Co  Common    674599105      15715       219785   X                        219785
Petroleo Brasileiro Sa   Common    71654V101      13710       661692   X                        661692
Pioneer Natural Resourc  Common    723787107      13824       210194   X                        210194
Plains Exploration & Pr  Common    726505100      13422       590997   X                        590997
QEP Res Inc              Common    74733V100      20583       760347   X                        760347
Quicksilver Res Inc      Common    74837R104       9982      1316886   X                       1316886
Royal Dutch Shell Plc C  Common    780259206       4349        70700   X                         70700
Schlumberger LTD         Common    806857108      13911       232895   X                        232895
Seadrill Ltd             Common    G7945E105      15499       562982   X                        562982
Talisman Energy, Inc     Common    87425E103      12491      1017990   X                       1017990
Williams Companies       Common    969457100      18687       767735   X                        767735

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:  487,953